EQUITY (Schedule of Stock Options and Stock Appreciation Rights Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY [Abstract]
Number of options, Outstanding at beginning of year	4,285,397
Number of options, Granted	681,000
Number of options, Exercised	(265,445)
Number of options, Forfeited	(204,183)
Number of options, Outstanding at end of year	4,496,769	4,285,397
Number of options, Exercisable options at end of year	2,696,498
Number of options, Vested and expected to vest	3,914,144
Weighted average Exercise price, Outstanding at beginning of year	$ 11.77
Weighted average Exercise price, Granted	10.85	$ 10.81	$ 9.41
Weighted average Exercise price, Exercised	8.21
Weighted average Exercise price, Forfeited	20.40
Weighted average Exercise price, Outstanding at end of year	11.45	$ 11.77
Weighted average Exercise price, Exercisable options at end of year	12.12
Weighted average Exercise price, Vested and expected to vest	$ 12.73
Aggregate intrinsic value, Outstanding at end of year	$ 390
Aggregate intrinsic value, Exercisable options at end of year	364
Aggregate intrinsic value, Vested and expected to vest	$ 386